VARIABLE INTEREST ENTITIES ("VIEs") (Schedule of Variable Interest Entities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Investments in Affiliated Companies	$ 378,894	$ 358,681	$ 344,891
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Investments in Affiliated Companies	$ 255,456	$ 261,403